Investment Strategy	Oct. 31, 2025
BBH Select Large Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets at the time of purchase, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. Commonly referred to as large cap stocks, such securities will be issued by domestic and non-U.S. issuers both directly and in the form of certificates issued by U.S. bank that represent shares of non-U.S. stock, called depositary receipts. The Fund may invest in sponsored and unsponsored depositary receipts, consisting of American Depositary Receipts (“ADRs”). The Fund primarily seeks to buy common stock and may also invest in preferred stock.

The Investment Adviser considers large cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index. As of January 31, 2026, the market capitalization range of companies included in the S&P 500 Index was $12.37 billion to $4.64 trillion.

The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund. The Fund seeks to invest in approximately 25-60 different companies that meet the Investment Adviser’s prescriptive fundamental criteria.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to invest in approximately 25-60 different companies that meet the Investment Adviser’s prescriptive fundamental criteria.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets at the time of purchase, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. Commonly referred to as large cap stocks, such securities will be issued by domestic and non-U.S. issuers both directly and in the form of certificates issued by U.S. bank that represent shares of non-U.S. stock, called depositary receipts.
BBH Select Mid Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets at the time of purchase, plus the amount of any borrowings for investment purposes, in publicly traded mid capitalization (mid cap) equity securities. Such securities may be issued by domestic or foreign issuers. Domestic securities include companies that are incorporated or headquartered in the U.S. The Fund may invest in the securities of foreign issuers both directly and in the form of depository receipts, including both sponsored and unsponsored American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), each of which represent an interest in foreign securities. Securities of foreign issuers, or foreign securities, include companies that are neither incorporated nor headquartered in the U.S. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also invest in large cap and small cap publicly traded equity securities. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, consisting of exchange-traded funds (“ETFs”). The Fund may also purchase other securities with equity characteristics, including securities convertible into common stock. Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), considers mid cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the Russell Midcap Index. As of August 31, 2025, the market capitalization range of companies included in the Russell Midcap Index was $1.24 billion to $96.54 billion.

The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. The Fund follows a “buy and own” approach that does not make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s net performance results. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets at the time of purchase, plus the amount of any borrowings for investment purposes, in publicly traded mid capitalization (mid cap) equity securities.
BBH Partner Fund - International Equity
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the net assets of the Fund at the time of purchase, plus any borrowings for investment purposes, are invested in equity securities of companies in multiple developed and emerging markets of the world, excluding the United States. The Investment Adviser defines developed markets as those markets included in the Morgan Stanley Capital International — Europe, Australasia, and Far East Index (“MSCI-EAFE”) and Canada. The Fund may invest up to 35% of its assets, at the time of purchase, in emerging markets of the world. The Investment Adviser defines an emerging market as a securities market located in any country that is defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund may purchase these equity securities directly or in the form of sponsored and unsponsored American Depository Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) representing securities of companies based outside of the United States, national security exchanges or over-the-counter markets. The Fund will primarily invest in equity securities of companies with large market capitalizations.

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), employs a “manager of managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-advisers, Select Equity Group, L.P. (“Select Equity Group”) and Trinity Street Asset Management, LLP (“Trinity Street”) (collectively, the “Sub-advisers”). Subject to the general supervision by the Fund’s Board of Trustees (the “Board”), the Investment Adviser oversees the Sub-advisers and evaluates their respective performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-advisers. The Sub-advisers are primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities. However, the Investment Adviser may, when deemed appropriate, manage all or a portion of the Fund’s assets according to the Fund’s principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.

Select Equity Group’s Investment Process: Select Equity Group will focus on identifying attractive non-U.S. publicly traded businesses with large market capitalizations and will invest opportunistically in these businesses when it believes that good long-term returns can be achieved. Select Equity Group defines attractive businesses as those that have achieved leading and defensible market positions through the creation of enduring franchise value. They are, in the view of Select Equity Group, both well positioned for long-term growth and resilient in difficult economic environments. Select Equity Group employs intensive and rigorous fundamental equity research in order to identify these investment opportunities. As part of the Fund’s investment process, Select Equity Group may consider financially material environmental, social and governance (“ESG”) factors for the majority of equity investments in the portfolio, where relevant to such companies’ risk and return profiles. ESG factors may include, but are not limited to the environmental and social impact of the issuer, as well as the issuers instituted governance programs, in each case where deemed financially material to the company at hand.

Trinity Street’s Investment Process: Trinity Street believes in an unconstrained, approach to investing that is not linked to components of any benchmark against which the performance of the portfolio is measured, and Trinity Street intends to invest in a focused portfolio of non-U.S. common stocks of publicly traded companies, with the potential to invest in preferred stocks on a limited basis. Trinity Street intends to select securities based on identifying important positive factors that affect a company’s earnings and cash flow prospects, which it believes to be under-recognized by the market. These factors will be identified through fundamental research and valuation methodologies.

Trinity Street’s portfolio of investment positions will mainly consist of large-capitalization companies at the time of the initial purchase. Emerging markets are expected, from time to time, to be represented in the portion of the Fund managed by Trinity Street. An evaluation of ESG factors that could have a material impact on the value of issuer’s equity is incorporated into Trinity Street’s investment process and focuses on an assessment of the impact on the scale and duration of issuer cashflows and the appropriate cost of capital to be applied to such cashflows. ESG does not drive the investment process at Trinity Street, and is only one factor that is considered when investing, holding, and divesting

The Sub-advisers may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities. The Fund may, from time to time, invest in a limited number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the net assets of the Fund at the time of purchase, plus any borrowings for investment purposes, are invested in equity securities of companies in multiple developed and emerging markets of the world, excluding the United States.
BBH Limited Duration Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” or “Investment Adviser”) serves as the Fund’s investment adviser. The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential excess return over a risk-free rate exceeds that which would be normally justified by the instrument’s underlying risks.

The Fund’s investments will be primarily focused in notes and bonds issued by domestic and foreign corporations and financial institutions, including those in emerging markets, and the U.S. Government, government agencies and government guaranteed issuers, as well as asset-backed securities, consisting of consumer loans, property loans/leases, auto-loans and credit card receivables. The Fund may invest in fixed- and floating-rate loan transactions, which investments generally will be in the form of loan participations, delayed funding loans, and revolving credit facilities, or assignments of portions of such loans. The Fund may purchase mortgage-backed securities, including but not limited to residential mortgage-backed securities and commercial mortgage-backed securities, and sovereign debt when the Investment Adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Typically, the duration of the Fund will be less than one year. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rate, a fixed income security’s price will change by 1% for every year of duration; therefore, the longer a security’s duration, the more sensitive it is to changes in interest rates.

To meet its investment objective, the Fund may invest in short-term agreements to buy or sell securities in order to buy or sell them back to the dealer at a higher price, known as repurchase agreements and reverse repurchase agreements. The Fund may also invest in money market instruments, commercial paper, and private placement securities, including Rule 144A, Regulation S and Regulation D securities, to meet its investment objective. The Fund is also permitted to invest in derivative instruments, consisting of U.S. Treasury Futures, forwards, credit default swaps and baskets of credit entities, known as a credit default index. The Fund may also invest a portion of its assets in convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in securities of other investment companies, consisting of shares of exchange-traded funds (“ETFs”) and notes issued by Business Development Companies (“BDCs”). The Fund’s investment in other investment companies may also include shares of money market funds, including funds affiliated with the Investment Adviser. The Fund will invest primarily in investment grade securities but may invest in securities rated below investment grade, and their unrated equivalents, which are commonly referred to as “junk bonds”, when the Investment Adviser believes that the additional income from these securities justifies the higher risk.

As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) factors when evaluating investments in corporate notes and bonds, and in structured products. The Investment Adviser does not evaluate ESG factors for investments in investment companies and securities issued by the U.S. government and its agencies. ESG factors may include, but are not limited to, the environmental and social risks of the issuer, as well as the issuer’s instituted governance programs.

When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment.

BBH INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” or “Investment Adviser”) serves as the Fund’s investment adviser. The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential total return exceeds that which would be normally justified by the instrument’s underlying risks.

The Fund’s investments will be primarily focused in notes and bonds issued by domestic and non-U.S. corporations, financial institutions, the U.S. Government and government agencies and government guaranteed issuers; asset-backed securities, consisting of consumer and commercial asset-backed securities; commercial mortgage-backed securities and residential mortgage-backed securities and loan transactions. The Fund may purchase select municipal obligations, sovereign debt, and fixed income securities issued by corporations and governments in non-U.S. countries, including in emerging markets, when the Investment Adviser believes that the additional returns available from these securities are attractive. The Fund may invest in money market instruments, repurchase agreements, commercial paper and for hedging purposes, derivative instruments, consisting of futures, swaps and options, to meet its investment objective. The Fund may also invest a portion of its assets in securities that have characteristics of equity securities, including but not limited to convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, consisting of shares of exchange-traded funds (“ETFs”) and notes issued by business development companies (“BDCs”). The Fund’s investment in other investment companies may include shares of money market funds, including funds affiliated with the Investment Adviser. The Fund may invest in fixed- and floating-rate loan transactions, which investments generally will be in the form of loan participations, delayed funding loans, and revolving credit facilities, or assignments of portions of such loans. The Fund may also invest in private placement securities, including Rule 144A, Regulation S and Regulation D securities, to meet its investment objective.

The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The Fund will seek to maintain an overall portfolio duration (sensitivity to changes in yields) that is consistent with the broad investment grade market through the use of securities held and U.S. Treasury futures. Under normal circumstances, the Fund is managed with the intention of maintaining an effective duration of between 80% - 120% of the effective duration of the Bloomberg US Aggregate Index, which as of January 31, 2026 was approximately 5.8 years. The Fund also targets, under normal circumstances, the following exposure limitations at the time of purchase: 95% of the Fund’s assets in instruments denominated in U.S. Dollars including securities issued by corporate or sovereign issuers domiciled outside of the U.S.; 75% or more of the Fund’s assets in instruments with an investment grade rating; 25% or less of the Fund’s assets in instruments rated “BB” (or equivalent) and below and their unrated equivalents, which are commonly referred to as “junk bonds”; 10% or less of the Fund’s assets in corporate or sovereign debt of issuers domiciled in emerging markets (defined as an issuer in the JPMorgan Emerging Market Bond Index (“JPM EMBI”)); and 5% or less of the Fund’s assets in instruments rated “CCC” (or equivalent) and below. These limitations notwithstanding, the Fund will have the flexibility to invest in the sectors, industries, securities and durations that the Investment Adviser identifies as offering attractive risk-adjusted returns consistent with the Fund’s investment objective. The Fund may also buy non-U.S. securities that are denominated in currency other than the U.S. Dollar.

As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) factors when evaluating investments in corporate notes and bonds and in structured products. The Investment Adviser does not evaluate ESG factors for investments in investment companies and securities issued by the U.S. government and its agencies. ESG factors may include, but are not limited to, the environmental and social risks of the issuer, as well as the issuer’s instituted governance programs.

When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment.

BBH Intermediate Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by applying bottom-up fundamental analysis and investing in a long-term, tax-aware manner. The Fund aims to implement the strategy by investing primarily in a diversified portfolio of investment grade municipal bonds rated in the four highest credit ratings categories (AAA to BBB, or equivalent) at the time of purchase by at least one nationally recognized credit rating agency, or, if unrated, deemed to be of comparable quality by the investment adviser. Under normal circumstances, the Fund will invest at least 80% of its net assets at the time of purchase, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes. However, certain municipal securities may pay interest that is includable as taxable income for purposes of the federal alternative minimum tax. There can be no assurance that the Fund will achieve its investment objective.

The Fund may invest in fixed-, variable- or floating-rate municipal securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. These may include general obligation bonds, which typically are backed by the issuer’s ability to levy taxes, and revenue bonds, which typically are backed by a stream of revenue from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal securities also include auction rate municipal securities. The Fund may invest up to 15% of the market value of its total assets in securities that may be purchased on a when-issued or delayed delivery basis.

The Fund may also invest up to 20% of its total assets in securities that are not municipal securities, if, in the opinion of the Investment Adviser, these securities will enhance after-tax returns for Fund investors. Non-municipal securities investments may include notes and bonds issued by domestic and non-U.S. corporations and financial institutions and the U.S. Government, its agencies and guaranteed issuers. In addition, the Fund may purchase asset-backed securities, mortgage backed securities, auction rate securities and other sovereign debt when the Investment Adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Under normal circumstances, the Fund expects the portfolio’s dollar weighted average maturity to be between 3 and 10 years.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, consisting of futures, swaps and options, to hedge its investments or to seek to enhance returns.

The Fund will not invest 25% or more of total assets in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of airport facilities or healthcare providers). For purposes of this policy, securities of the U.S. Government, its agencies, or instrumentalities and municipal obligations backed by the credit of governmental entities are not subject to this 25% limit. The Fund may invest more than 25% of its total assets in municipal securities whose issuers are located in any one state.

As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) when evaluating investments in municipal bonds and structured products. The Investment Adviser does not evaluate ESG factors for securities issued by the U.S. government and its agencies. ESG factors may include, but are not limited to, the environmental and social risks of the issuer, as well as the issuer’s instituted governance programs.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets at the time of purchase, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes.
BBH U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets at the time of purchase, will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities. At the time of purchase, a portfolio investment must present minimal credit risk in accordance with procedures adopted by the Fund’s Board of Trustees (the “Board”) and pursuant to certain factors prescribed by Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”). These investments may have fixed, floating or variable rates of interest. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the 1940 Act.

Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” or “Investment Adviser”) serves as the Fund’s investment adviser. In selecting securities, the Investment Adviser seeks to maximize current income within the limits of the Fund’s credit, maturity and diversification policies. Some of these policies may be stricter than required by applicable federal regulation. As a U.S. government money market fund, in order to preserve the value of investors’ capital, the Fund seeks to maintain a stable $1.00 net asset value (“NAV”) per share price.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets at the time of purchase, will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities.